Annual Fund Operating Expenses	0 Months Ended
	Nov. 02, 2011
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.16%
Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.04%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Class D
Operating Expenses:
Management Fees	1.04%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.29%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.79%
Distribution and Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.79%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.89%
Distribution and Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.89%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.99%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class D
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.24%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.74%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and Service (12b-1) Fees
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	0.84%
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Administrative Class
Operating Expenses:
Management Fees	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.14%	[4]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	1.01%	[6]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class D
Operating Expenses:
Management Fees	0.94%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.34%	[4]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[6]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class
Operating Expenses:
Management Fees	0.74%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.89%	[4]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	[6]
(PIMCO Strategic Markets - Institutional) | (PIMCO CommodityRealReturn Strategy Fund®) | Class P
Operating Expenses:
Management Fees	0.84%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	0.99%	[4]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[6]
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Class A
Operating Expenses:
Management Fees	1.04%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.41%
Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.29%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Short Strategy Fund) | Class C
Operating Expenses:
Management Fees	1.04%
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	2.16%
Fee Waiver	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	2.04%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class A
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.25%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.36%
Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.24%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class C
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	1.00%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	2.11%
Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.99%
(PIMCO Strategic Markets - Retail) | (PIMCO CommoditiesPLUS™ Strategy Fund) | Class R
Operating Expenses:
Management Fees	0.99%
Distribution and Service (12b-1) Fees	0.50%
Acquired Fund Fees and Expenses	0.12%
Total Annual Fund Operating Expenses	1.61%
Fee Waiver	(0.12%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	1.49%
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class A
Operating Expenses:
Management Fees	0.94%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.34%	[7]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	1.21%	[8]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class B
Operating Expenses:
Management Fees	0.94%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.09%	[7]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	1.96%	[8]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class C
Operating Expenses:
Management Fees	0.94%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	2.09%	[7]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	1.96%	[8]
(PIMCO Strategic Markets - Retail) | (PIMCO CommodityRealReturn Strategy Fund®) | Class R
Operating Expenses:
Management Fees	0.94%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.02%	[3]
Acquired Fund Fees and Expenses	0.13%
Total Annual Fund Operating Expenses	1.59%	[7]
Fee Waiver	(0.13%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	1.46%	[8]
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Administrative Class
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[3]
Total Annual Fund Operating Expenses	0.91%	[9]
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Class D
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[3]
Total Annual Fund Operating Expenses	1.06%	[9]
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Operating Expenses:
Management Fees	0.65%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.01%	[3]
Total Annual Fund Operating Expenses	0.66%	[9]
(PIMCO Bond Fund - Institutional) | (PIMCO Convertible Fund) | Class P
Operating Expenses:
Management Fees	0.75%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.01%	[3]
Total Annual Fund Operating Expenses	0.76%	[9]
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%	[3]
Total Annual Fund Operating Expenses	1.06%	[10]
(PIMCO Bond Fund - Retail) | (PIMCO Convertible Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.01%	[3]
Total Annual Fund Operating Expenses	1.81%	[10]

[1]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund IV Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[2]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[3]	"Other Expenses" reflect interest expense. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[4]	Total Annual Fund Operating Expenses excluding interest expense is 0.87%, 0.97%, 1.12% and 1.32% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[5]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[6]	Total Annual Fund Operating Expenses After Fee Waiver excluding interest expense is 0.74%, 0.84%, 0.99% and 1.19% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[7]	Total Annual Fund Operating Expenses excluding interest expense is 1.32%, 2.07%, 2.07% and 1.57% for Class A, Class B, Class C and Class R shares, respectively.
[8]	Total Annual Fund Operating Expenses After Fee Waiver excluding interest expense is 1.19%, 1.94%, 1.94% and 1.44% for Class A, Class B, Class C and Class R, respectively.
[9]	Total Annual Fund Operating Expenses excluding interest expense is 0.65%, 0.75%, 0.90% and 1.05% for Institutional Class, Class P, Administrative Class and Class D shares, respectively.
[10]	Total Annual Fund Operating Expenses excluding interest expense is 1.05% and 1.80% for Class A and Class C shares, respectively.